Oct. 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan

Document Control - EDGAR

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)

RiverSource Retirement Advisor Advantage Plus Variable Annuity

RiverSource Retirement Advisor Select Plus Variable Annuity

RiverSource Retirement Advisor 4 Advantage Variable Annuity

RiverSource Retirement Advisor 4 Select Variable Annuity

RiverSource Retirement Advisor 4 Access Variable Annuity

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

File Nos. 333-91691/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on Oct. 11, 2013.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary